Issuance of Units (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended			0 Months Ended
	Feb. 11, 2015	Feb. 14, 2014	Sep. 25, 2013	Feb. 06, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 18, 2014
Class Of Stock [Line Items]
Common Limited Partner's capital account units sold in public offering	4,000,000	5,500,000	5,000,000	4,500,000
Unit price	$ 13.09	$ 17.3	$ 14.26	$ 14.15
Proceeds from issuance of Common Limited partners units					$ 104,499	$ 148,022	$ 68,563
Offering costs	320	306	179	195
Proceeds from issuance of General partners units					2,233	3,167	1,472
Limited Common Unitholders
Class Of Stock [Line Items]
Common Limited Partner's capital account units sold in public offering					6,325,000	10,925,000	4,600,000
Limited Common Unitholders | Overallotment Option
Class Of Stock [Line Items]
Common Limited Partner's capital account units sold in public offering	600,000		750,000	675,000				825,000
Limited Common Unitholders | Gross Proceeds
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	52,360	95,150	71,300	63,675
Limited Common Unitholders | Gross Proceeds | Overallotment Option
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	7,854		10,695	9,551				14,273
Limited Common Unitholders | Net Proceeds
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	50,120	91,135	68,200	60,840
Limited Common Unitholders | Net Proceeds | Overallotment Option
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	7,518		10,230	9,126				13,670
General Partner
Class Of Stock [Line Items]
General Partner's capital account units sold in public offering	81,633	112,245	102,041	91,837	129,082	222,960	93,878
Proceeds from issuance of General partners units					2,233	3,167	1,472
General Partner | Overallotment Option
Class Of Stock [Line Items]
General Partner's capital account units sold in public offering	12,245		15,306	13,776				16,837
General Partner | Net Proceeds
Class Of Stock [Line Items]
Proceeds from issuance of General partners units	1,069	1,942	1,455	1,299
General Partner | Net Proceeds | Overallotment Option
Class Of Stock [Line Items]
Proceeds from issuance of General partners units	$ 160		$ 218	$ 195				291